UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

     Nine Elk Street

       Albany, NY                         12207-1002

(Address of principal executive offices)

         (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3261

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Paradigm Opportunity Fund

	Schedule of Investments
	September 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
2,000	EGL Inc. *	$ 72,880	2.15%

Communications Services
1,000	Hughes Communications, Inc. *	40,000	1.18%

Crude Petroleum & Natural Gas
2,500	Unit Corp. *	114,925	3.38%

Investment Management Company
5,600	MCG Capital Corporation	91,448	2.69%

Laboratory Analytical Instruments
300	FEI Co. *	6,333
7,200	PerkinElmer Inc.	136,296
		142,629	4.20%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
3,500	Amcol International Corp.	87,185	2.57%

Miscellaneous Food Preparation & Kindred Products
2,100	Green Mountain Coffee Roasters Inc. *	77,280	2.28%

National Commercial Banks
2,400	First Midwest Bancorp Inc.	90,936	2.68%

Oil & Gas Field Machinery & Equipment
1,200	Hydril Co. *	67,272	1.98%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
3,500	American Medical Systems Holdings Inc. *	64,505
800	Mentor Corp.	40,312
4,300	Respironics Inc. *	166,023
		270,840	7.98%

Pharmaceutical Preparations
6,900	K V Pharmaceutical Co. *	163,530
4,300	Sciele Pharma Inc. *	81,012
		244,542	7.20%

Printed Circuit Boards
5,900	TTM Technologies Inc. *	69,030	2.03%

Radio & TV Broadcasting & Communications Equipment
2,400	Comtech Telecommunications Corp. *	80,352
5,200	ViaSat Inc. *	130,416
		210,768	6.21%

Radio Broadcasting Stations
5,900	Salem Communications Corp. *	66,729	1.96%

Real Estate Investment Trusts
9,600	Highland Hospitality Corp.	137,568	4.05%

Retail - Miscellaneous Shopping Goods Stores
4,500	Big 5 Sporting Goods Corp.	102,600	3.02%

Retail - Retail Stores
4,000	Petsmart Inc.	111,040	3.27%

Retail - Variety Stores
2,500	BJ's Wholesale Club Inc. *	72,950	2.15%

Search, Detection, Navagation, Guidance, Aeronautical Systems
2,900	FLIR Systems Inc. *	78,764	2.32%

Services - Commercial Physical & Biological Research
5,500	PRA International *	146,795	4.32%

Services - Computer Processing & Data Preparation
1,500	Per-Se Technologies Inc. *	34,215	1.01%

Services - Motion Picture Theaters
4,700	Regal Entertainment Group	93,154	2.74%

Service - Prepackaged Software
12,900	Epicor Software Corp. *	169,119
2,200	Hyperion Solutions Corp. *	75,856
16,600	Indus International Inc. *	41,666
6,000	MRO Software Inc. *	154,020
10,300	Parametric Technology Corp. *	179,838
		620,499	18.28%

Surgical & Medical Instruments & Apparatus
3,800	Orthofix International NV * **	172,786	5.09%

Trucking (No Local)
3,900	JB Hunt Transport Services Inc.	81,003	2.39%

Total for Common Stock (Cost $3,004,405)		$ 3,297,838	97.13%

Cash Equivalents
118,336	SEI Daily Income Treasury Government CL B 4.79% ***	118,336
44	Principal Cash	44
	(Cost $118,380)	118,380	3.49%

Total Investment Securities		3,416,218	100.62%
	(Cost $3,122,785)

Other Assets in Excess of Liabilities		(20,942)	-0.62%

Net Assets		$ 3,395,276	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipts
*** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2006.

NOTES TO FINANCIAL STATEMENTS

PARADIGM OPPORTUNITY FUND

1. SECURITY TRANSACTIONS

At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,122,785 amounted to $293,433, which consisted of aggregate gross unrealized appreciation of $357,041 and aggregate gross unrealized depreciation of $63,608.

Item 1. Schedule of Investments.

Paradigm Select Fund

	Schedule of Investments
	September 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Agricultural Production - Crops
2,800	Chiquita Brands International Inc.	$ 37,464	1.12%

Air Transportation, Scheduled
1,900	Continental Airlines, Inc. *	53,789	1.61%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
1,300	John H. Harland Company	47,385	1.42%

Books: Publishing or Publishing & Printing
1,600	Scholastic Corp. *	49,840	1.49%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
1,200	Lancaster Colony Corp.	53,712	1.61%

Cement, Hydraulic
1,500	Eagle Materials Inc.	50,520	1.51%

Communications Equipment
2,600	Checkpoint Systems Inc. *	42,926	1.29%

Computer Storage Devices
1,000	Overland Storage Inc. *	6,450	0.19%

Crude Petroleum & Natural Gas
1,100	Denbury Resources Inc. *	31,790
600	Swift Energy Co. *	25,092
		56,882	1.70%

Drilling Oil & Gas Wells
3,100	Parker Drilling Co. *	21,948	0.66%

Electric & Other Services Combined
3,100	CMS Energy Corp. *	44,764
1,300	Pepco Holdings Inc.	31,421
		76,185	2.28%

Electric Services
8,900	Dynegy Inc. *	49,306
2,000	Energy East Corp.	47,440
1,000	NSTAR	33,360
		130,106	3.90%

Electrical Industrial Apparatus
1,800	Woodward Governor Co.	60,372	1.81%

Electronic Components & Accessories
3,100	AVX Corp.	54,839	1.64%

Fabricated Rubber Products
800	Carlisle Companies Inc.	67,280
1,300	West Pharmaceutical Services, Inc.	51,051
		118,331	3.55%

Fire, Marine & Casualty Insurance
200	Alleghany Inc. *	57,802
1,400	Harleysville Group Inc.	48,986
1,300	HCC Insurance Holdings Inc.	42,744
		149,532	4.48%

Food & Kindred Products
1,750	Flowers Foods Inc.	47,040	1.41%

Heavy Construction
500	Jacobs Engineering Group Inc. *	37,365	1.12%

Hospital & Medical Service Plans
800	Humana Inc. *	52,872	1.58%

Household Furniture
3,700	Tempur Pedic International Inc. *	63,529	1.90%

Life Insurance
1,000	Phoenix Companies Inc.	14,000	0.42%

Machine Tools, Metal Cutting Types
1,000	Kennametal Inc.	56,650	1.70%

Magnetic & Optical Recording Media
1,100	Imation Corp.	44,165	1.32%

Meat Packing Plants
1,400	Hormel Foods Corp.	50,372	1.51%

Miscellaneous Electrical Machinery, Equipment, & Supplies
1,000	United Industrial Corp.	53,500	1.60%

Miscellaneous Industrial & Commercial Machinery & Equipment
1,500	Curtiss-Wright Corp.	45,525	1.36%

Motor Vehicles Parts & Accessories
1,700	CLARCOR Inc.	51,833	1.55%

Newspapers: Publishing or Publishing & Printing
2,900	Journal Communications, Inc.	32,683
1,400	Media General, Inc.	52,808
		85,491	2.56%

Office Furniture
1,400	HNI Corp.	58,212	1.74%

Petroleum Refining
200	Suncor Energy Inc.	14,410	0.43%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
900	Rogers Corp. *	55,575	1.67%

Plastics Products
1,000	AptarGroup Inc.	50,880	1.52%

Prefabricated Metal Buildings & Components
1,100	NCI Building Systems Inc. *	63,987	1.92%

Radiotelephone Communications
1,400	Telephone & Data Systems Inc.	57,190	1.71%

Railroad Equipment
1,200	Wabtec Corporation	32,556	0.98%

Railroad, Line-Haul Operating
1,600	Kansas City Southern *	43,696	1.31%

Retail - Catalog & Mail-Order Houses
900	CDW Corp.	55,512	1.66%

Retail - Department Stores
1,800	Dillard's Inc.	58,914	1.77%

Retail - Shoe Stores
2,100	Payless Shoesource Inc. *	52,290	1.57%

Security Brokers, Dealers & Flotation Companies
1,700	Calamos Asset Management Inc.	49,844	1.49%

Semiconductors & Related Devices
1,500	Cabot Microelectronics Corp. *	43,230
1,400	MEMC Electronic Materials Inc. *	51,282
		94,512	2.83%

Services - Advertising Agencies
2,000	Catalina Marketing Corp.	55,000	1.65%

Services - Business Services
1,900	Moneygram International Inc.	55,214
5,200	Premiere Global Services Inc.*	45,136
		100,350	3.01%

Services - Computer Integrated Systems Design
3,000	Convergys Corp. *	61,950
1,300	Intergraph Corp. *	55,744
900	Reynolds & Reynolds Co.	35,559
4,000	Tyler Technologies Inc. *	51,720
		204,973	6.14%

Services - Equipment Rental & Leasing
1,600	Rent-A-Center Inc. *	46,864	1.40%

Services - Hospitals
1,200	Magellan Health Services Inc. *	51,120	1.53%

Services - Misc Health & Allied Services
2,200	AMN Healthcare Services Inc. *	52,250	1.57%

Services - Offices & Clinics of Doctors of Medicine
2,100	AmSurg Corp. *	46,746	1.40%

Services - Personal Services
1,500	Jackson Hewitt Tax Service Inc.	45,015	1.35%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
1,500	Church & Dwight Co., Inc.	58,665	1.76%

Special Industry Machinery
1,100	Varian Semiconductor Equipment Associates Inc. *	40,370	1.21%

Steel Works, Blast Furnaces & Rolling Mills
2,400	Commercial Metals Co.	48,792	1.46%

Sugar & Confectionery Products
1,527	Tootsie Roll Industries Inc.	44,756	1.34%

Telephone Communications
1,400	Centurytel Inc.	55,538	1.66%

Wholesale - Electronic Parts & Equipment
2,000	Avnet Inc. *	39,240	1.18%

Total for Common Stock (Cost $2,801,687)		$ 3,189,880	95.55%

Cash Equivalents
165,226	SEI Daily Income Treasury Government CL B 4.79% **	165,226	4.95%
	(Cost $165,226)

Total Investment Securities		3,355,107	100.50%
	(Cost $2,966,913)

Liabilities in Excess of Other Assets		(16,704)	-0.50%

Net Assets		$ 3,338,402	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2006.

NOTES TO FINANCIAL STATEMENTS

PARADIGM SELECT FUND

1. SECURITY TRANSACTIONS

At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,966,913 amounted to $388,193, which consisted of aggregate gross unrealized appreciation of $475,582 and aggregate gross unrealized depreciation of $87,389.

Item 1. Schedule of Investments.

Paradigm Value Fund
	Schedule of Investments
	September 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Agricultural Chemicals
30,500	LESCO Inc. *	$ 247,050	0.55%

Air Transportation, Scheduled
86,600	Frontier Airlines Holdings, Inc. *	714,450	1.58%

Aircraft Engines & Engine Parts
6,900	Sequa Corp. * Class A	647,634	1.43%

Aircraft Parts & Auxiliary Equipment
20,000	CPI Aerostructures Inc. *	94,000	0.21%

Asphalt Paving & Roofing Materials
28,100	ElkCorp.	762,915	1.69%

Ball & Roller Bearings
41,000	NN Inc.	485,030	1.07%

Calculating & Accounting Machines
18,400	PAR Technology Corp. *	166,888	0.37%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
16,500	Corn Products International Inc.	536,910	1.19%

Commercial Printing
19,000	Cadmus Communications Corp.	283,860	0.63%

Communications Services
51,500	LodgeNet Entertainment Corp. *	972,320	2.15%

Computer Communications Equipment
13,600	Black Box Corp.	529,312	1.17%

Construction - Special Trade Contractors
14,800	Layne Christensen Co. *	422,836	0.94%

Construction Machinery & Equipment
59,200	A.S.V. Inc. *	882,672	1.95%

Crude Petroleum & Natural Gas
60,000	Evolution Petroleum Corp. *	173,400
13,400	Whiting Petroleum Corp. *	537,340
		710,740	1.57%

Cutlery, Handtools & General Hardware
28,600	Simpson Manufacturing Co., Inc.	773,058	1.71%

Deep Sea Foreign Transportation of Freight
5,900	Seacor Holdings Inc. *	486,750	1.08%

Electric Services
165,000	Aquila Inc. *	714,450
4,900	Cleco Corp.	123,676
		838,126	1.86%

Electrical Industrial Apparatus
23,500	Woodward Governor Co.	788,190	1.74%

Electromedical & Electrotherapeutic Apparatus
30,000	Cholestech Corp. *	360,000	0.80%

Electronic Components & Accessories
38,000	AVX Corp.	672,220	1.49%

Electronic Components, NEC
61,350	Spectrum Control Inc. *	576,690	1.28%

Fire, Marine & Casualty Insurance
27,000	21st Century Insurance Group	403,650
17,800	Alfa Corp.	307,406
		711,056	1.57%

Food and Kindred Products
20,000	Flowers Foods Inc.	537,600	1.19%

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
45,500	JAKKS Pacific Inc. *	810,810	1.80%

Glass Products
44,000	Apogee Enterprises Inc.	669,240	1.48%

Greeting Cards
21,935	CSS Industries Inc.	651,908	1.44%

Heavy Construction Other Than Bldg Const - Contractors
16,400	Foster Wheeler Ltd. *	632,876	1.40%

Household Furniture
57,500	Tempur Pedic International Inc. *	987,275	2.19%

Industrial Instruments For Measurement, Display and Control
11,000	K-Tron International Inc. *	695,420	1.54%

Industrial Trucks, Tractors, Trailers & Stackers
13,400	Cascade Corp.	611,710	1.35%

Life Insurance
2,400	National Western Life Insurance Co.	551,736	1.22%

Magnetic & Optical Recording Media
13,300	Imation Corp.	533,995	1.18%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
47,100	USEC Inc. *	454,044	1.01%

Miscellaneous Chemical Products
21,900	WD-40 Co.	781,173	1.73%

Miscellaneous Electrical Machinery, Equipment & Supplies
15,900	United Industrial Corp. +	850,650	1.88%

Miscellaneous Industrial & Commercial Machinery & Equipment
28,200	Curtiss-Wright Corp.	855,870	1.89%

Motor Vehicle Parts & Accessories
34,300	Drew Industries Inc. *	866,418	1.92%

Nonferrous Foundries
8,800	Superior Essex Inc. *	301,400	0.67%

Office Furniture
29,000	MITY Enterprises Inc. *	527,800	1.17%

Petroleum Refining
7,000	Suncor Energy Inc.	504,350	1.12%

Pharmaceutical Preparations
41,500	Alpharma Inc.	970,685	2.15%

Plastic Materials, Synth Resins & Non-vulcan Elastomers
20,300	Rogers Corp. *	1,253,525	2.77%

Public Building & Related Furniture
35,559	Virco Manufacturing Corp. *	173,528	0.38%

Railroads, Line-Haul Operating
15,900	Kansas City Southern * +	434,229	0.96%

Real Estate Dealers (For Their Own Account)
3,600	Texas Pacific Land Trust	581,400	1.29%

Refrigeration & Service Industry Machinery
33,100	Standex International Corp.	922,828	2.04%

Semiconductors & Related Devices
125,000	Leadis Technology Inc. *	493,750
122,000	White Electronic Designs Corp. *	606,340
		1,100,090	2.44%

Services - Automotive Repair, Service & Parking
17,800	Monro Muffler Brake Inc.	605,378	1.34%

Services - Business Services
41,400	CBIZ Inc. *	302,220	0.67%

Services - Computer Integrated Systems Design
20,800	Intergraph Corp. *	891,904	1.97%

Services - Educational Services
61,200	Nobel Learning Communities Inc. *	630,360	1.40%

Services - Equipment Rental & Leasing
28,500	Rent-A-Center Inc. *	834,765
45,000	Interpool Inc.	1,010,700
		1,845,465	4.08%

Services - Hospitals
48,800	Rehabcare Group Inc. *	639,280	1.42%

Services - Legal Services
24,400	Pre-Paid Legal Services Inc.	967,948	2.14%

Services - Prepackaged Software
155,000	Quovadx Inc. *	404,550	0.90%

Sporting & Athletic Goods
80,600	Escalade Inc.	806,000	1.78%

Surgical & Medical Instruments & Apparatus
32,600	Cantel Medical Corp. *	452,814	1.00%

Telephone Communications
28,500	D&E Communications Inc.	359,385
45,100	Ibasis, Inc. *	373,879
		733,264	1.62%

Water, Sewer, Pipeline, Comm & Power Line Construction
16,950	Preformed Line Products Co.	610,709	1.35%

Wholesale - Groceries & Related Products
21,400	Nash Finch Co.	503,542	1.11%

Wholesale - Machinery, Equipment & Supplies
40,000	Kaman Corp.	720,400	1.59%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
21,500	Owens & Minor Inc.	707,135	1.57%

Wood Household Furniture
23,000	Ethan Allen Interiors Inc.	797,180	1.76%

Total for Common Stock (Cost $36,464,441)		$ 41,541,416	91.94%

Cash Equivalents
5,342,099	SEI Daily Income Treasury Government CL B 4.79% **	5,342,099
152,048	Principal Cash	152,048
	(Cost $5,494,147)	5,494,147	12.16%

Total Investment Securities		47,035,563	104.10%
	(Cost $41,958,588)

Other Assets In Excess of Liabilities		(1,852,236)	-4.10%

Net Assets		$ 45,183,326	100.00%

Securities Sold Short
Common Stock
15,000	American Vanguard Corp. *	$ 210,000
10,000	Lincare Holdings Inc. *	346,400
	Total Securities Sold Short (Proceeds - $648,967)	$ 556,400	1.23%

+ Securities partially pledged as collateral on Securities sold short.
* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2006.

NOTES TO FINANCIAL STATEMENTS

PARADIGM VALUE FUND

1. SECURITY TRANSACTIONS

At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $41,958,588 amounted to $5,076,974, which consisted of aggregate gross unrealized appreciation of $6,398,741 and aggregate gross unrealized depreciation of $1,321,767.  At September 30, 2006, the net unrealized appreciation on securities sold short, based on proceeds for federal income tax purposes of $648,967 amounted to $92,567.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By : /s/ Candace King Weir

      Candace King Weir

      President

Date: 11-14-2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Candace King Weir

      Candace King Weir

      President

Date: 11-14-2006

By : /s/ Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date: 11-14-2006